BANK LOANS	6 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
BANK LOANS

NOTE 13 –BANK LOANS

The loans of the Company consisted of the following:

	March 31, 2026
	Principal Amount	Annual Interest Rate	Contract term
	(Unaudited)
Industrial and Commercial Bank (1)	$1,445,212	2.35%	2026-03-16- 2027-03-15
Industrial and Commercial Bank (2)	1,445,212	2.35%	2026-03-25- 2027-03-19
Total loans	$2,890,424
Less: current portion	$2,890,424
Long-term loans	$-

	September 30, 2025
	Principal Amount	Annual Interest Rate	Contract term
Bank of China (3)	$253,326	3.35%	2024/10/16-2025/10/15
Industrial and Commercial Bank (4)	1,407,360	2.45%	2025/3/18-2026/03/17
Industrial and Commercial Bank (5)	1,407,360	2.45%	2025/3/25-2026/03/24
Total loans	3,068,046
Less: current portion	3,068,046
Long-term loans	$-

(1)	On March 16, 2026, the Company obtained a loan of RMB 10 million ($1,445,212) from Industrial and Commercial Bank of China Beijing Yayuncun Sub-branch, which is due March 15, 2027.

(2)	On March 25, 2026, the Company obtained a loan of RMB 10 million ($1,445,212) from Industrial and Commercial Bank of China Beijing Yayuncun Sub-branch, which is due March 19, 2027.

(3)	On November 21, 2023, the Company obtained a loan of RMB 2 million ($281,472) from Bank of China Chengdu Hi-Tech Industrial Development Zone Sub-branch, which was due November 20, 2024. The loan was guaranteed by Li Hongliang, chief executive officer of the Company. The Company repaid RMB 100,000 ($14,074) in October, 2024, refinanced RMB 1,900,000 ($267,398) and extended the due date to October 15, 2025. The Company repaid RMB 100,000 ($14,074) and RMB 1,800,000 ($253,326) on September 16, 2025 and October 16, 2025, respectively.

(4)	On March 18, 2025, the Company obtained a loan of RMB 10 million ($1,407,360) from Industrial and Commercial Bank of China Beijing Yayuncun Sub-branch, which was due March 17, 2026.

(5)	On March 25, 2025, the Company obtained a loan of RMB 10 million ($1,407,360) from Industrial and Commercial Bank of China Beijing Yayuncun Sub-branch, which was due March 24, 2026.